Investments in Associates - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets	$ 312,003	$ 263,699
Non-current assets	77,425	74,420
Current liabilities	(162,193)	(83,376)
Non-current liabilities	(17,918)	(19,868)
Total equity	209,317	234,875	$ 228,435	$ 221,816
Carrying amount of the investment	835	930	935
Revenue	476,659	313,564	338,160
(Loss)/profit for the year	(8,512)	3,709	(951)
Share of loss of associates	(1)	(1)	$ (3)
Siam Pacific Holding Company Limited [Member]
Disclosure of associates [line items]
Current assets	3	6
Non-current assets	1,884	2,095
Current liabilities	(1)	(2)
Non-current liabilities	(182)	(202)
Total equity	$ 1,704	$ 1,897
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 835	$ 930
(Loss)/profit for the year	(2)	(2)	$ (6)
Share of loss of associates	$ (1)	$ (1)	$ (3)